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                              [LOGO] Nationwide(R)

                                  NATIONWIDE(R)
                                    VARIABLE
                                   ACCOUNT-12

                                  Annual Report
                                       to
                                 Contract Owners
                                December 31, 2002

                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO
                                 APO-5397-12/02

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                              [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2002 annual report of the Nationwide Variable Account-12.

Despite coming off a third straight year of disappointment in the equity markets, we believe an optimistic outlook is not unfounded. To state the obvious, time should be in our favor; unbroken bear markets of this duration are highly unusual from a historical perspective. Equity valuations have come down mainly as a result of price contraction rather than earnings contraction. This is highly significant as earnings prospects brighten and comparisons to prior periods become easier. Corporate scandals took their toll in 2002, but the general absence of new revelations of wrongdoing is encouraging. The recent pullback in the U.S. dollar bodes well for export businesses and the improved profit picture this portends. With respect to international tensions and continued anxiety over unspecified terrorist threats, unfolding events and the passage of time are slowly eroding even that uncertain overhang. Finally, there are substantial assets on the sidelines waiting for the "right time" to reenter the equity markets. We don't know the date that will mark the "right time," but we do know that eventually the bull will resume his run.

Despite tough market conditions and a tepid economic environment, Nationwide Life moves into 2003 a financially strong and viable company. We continue to invest in the development of new investment products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your business and look forward to a long and mutually rewarding association with you, our valued customer.


                              /s/ Joseph J. Gasper
                           ---------------------------
                           Joseph J.Gasper, President
                                February 24, 2003

                                        2

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How to Read the Annual Report

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-12. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-452-7126 if you have questions about your account. And, please visit our web-site at www.nwservicecenter.com to learn more about other products and services offered by Nationwide Financial.

The Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 10. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 5 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as related contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 8, provide further disclosures about the variable account and its underlying contract provisions.

                                        3

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                         NATIONWIDE VARIABLE ACCOUNT-12
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2002

Assets:
   Investments at fair value:
      W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
         10,525 shares (cost $66,244) ..........................................   $ 66,390

      W & R Target Funds - Balanced Portfolio (WRBal)
         7,172 shares (cost $45,078) ...........................................     43,337

      W & R Target Funds - Bond Portfolio (WRBnd)
         15,752 shares (cost $90,365) ..........................................     88,260

      W & R Target Funds - Core Equity Portfolio (WRCoreEq)
         13,021 shares (cost $109,467) .........................................    105,106

      W & R Target Funds - Growth Portfolio (WRGrowth)
         10,371 shares (cost $70,050) ..........................................     68,488

      W & R Target Funds - High Income Portfolio (WRHiInc)
         11,327 shares (cost $36,471) ..........................................     33,966

      W & R Target Funds - International Portfolio (WRInt)
         1,033 shares (cost $4,885) ............................................      4,925

      W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond)
         7,496 shares (cost $42,482) ...........................................     42,030

      W & R Target Funds - Small Cap Portfolio (WRSmCap)
         393 shares (cost $2,475) ..............................................      2,453

      W & R Target Funds - Value Portfolio (WRValue)
         5,060 shares (cost $22,068) ...........................................     22,272
                                                                                   --------
            Total investments ..................................................    477,227

   Accounts receivable .........................................................         --
                                                                                   --------
            Total assets .......................................................    477,227

Accounts payable ...............................................................      1,085
                                                                                   --------
Contract owners' equity (note 4) ...............................................   $476,142
                                                                                   ========

See accompanying notes to financial statements.

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                                        4

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NATIONWIDE VARIABLE ACCOUNT-12
STATEMENTS OF OPERATIONS
For the Period October 24, 2002 (commencement of operations) through December 31, 2002

                                                      Total    WRAsStrat    WRBal    WRBnd   WRCoreEq   WRGrowth   WRHiInc   WRInt
                                                    --------   ---------   ------   ------   --------   --------   -------   -----
Investment activity:
   Reinvested dividends..........................   $  9,974     1,041        806    3,620       616          9     2,712      23
   Mortality and expense risk charges (note 2)...       (189)      (23)        (4)      (7)      (25)       (25)       (5)     --
                                                    --------     -----     ------   ------    ------     ------    ------     ---
      Net investment income (loss)...............      9,785     1,018        802    3,613       591        (16)    2,707      23
                                                    --------     -----     ------   ------    ------     ------    ------     ---

   Proceeds from mutual fund shares sold.........     54,832       805        362       25       802        814        21      --
   Cost of mutual fund shares sold...............    (54,282)     (797)      (367)     (25)     (787)      (807)      (20)     --
                                                    --------     -----     ------   ------    ------     ------    ------     ---
      Realized gain (loss) on investments........        550         8         (5)      --        15          7         1      --
   Change in unrealized gain (loss)
      on investments.............................    (12,357)      146     (1,741)  (2,104)   (4,361)    (1,562)   (2,505)     41
                                                    --------     -----     ------   ------    ------     ------    ------     ---
      Net gain (loss) on investments.............    (11,807)      154     (1,746)  (2,104)   (4,346)    (1,555)   (2,504)     41
                                                    --------     -----     ------   ------    ------     ------    ------     ---
   Reinvested capital gains......................         --        --         --       --        --         --        --      --
                                                    --------     -----     ------   ------    ------     ------    ------     ---
      Net increase (decrease) in contract owners'
         equity resulting from operations........   $ (2,022)    1,172       (944)   1,509    (3,755)    (1,571)      203     (72)
                                                    ========     =====     ======   ======    ======     ======    =======    ===

                                                    WRLTBond   WRSmCap   WRValue
                                                    --------   -------   -------
Investment activity:
   Reinvested dividends .........................   $    972      --       175
   Mortality and expense risk charges (note 2)...        (71)     (3)      (26)
                                                    --------     ---      ----
      Net investment income (loss) ..............        901      (3)      149
                                                    --------     ---      ----

   Proceeds from mutual fund shares sold ........     51,168      16       819
   Cost of mutual fund shares sold ..............    (50,663)    (15)     (801)
                                                    --------     ---      ----
      Realized gain (loss) on investments .......        505       1        18
   Change in unrealized gain (loss)
      on investments ............................       (452)    (22)      203
                                                    --------     ---      ----
      Net gain (loss) on investments ............         53     (21)      221
                                                    --------     ---      ----
   Reinvested capital gains .....................         --      --        --
                                                    --------     ---      ----
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $    954     (24)      370
                                                    ========     ===      ====

See accompanying notes to financial statements.

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                                        5

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NATIONWIDE VARIABLE ACCOUNT-12
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
For the Period October 24, 2002 (commencement of operations) through December 31, 2002

                                                      Total    WRAsStrat    WRBal    WRBnd   WRCoreEq   WRGrowth   WRHiInc   WRInt
                                                    --------   ---------   ------   ------   --------   --------   -------   -----
Investment activity:
   Net investment income (loss)..................   $  9,785       1,018      802    3,613        591        (16)    2,707    (113)
   Realized gain (loss) on investments...........        550           8       (5)      --         15          7         1      --
   Change in unrealized gain (loss)
      on investments.............................    (12,357)        146   (1,741)  (2,104)    (4,361)    (1,562)   (2,505)     41
   Reinvested capital gains......................         --          --       --       --         --         --        --      --
                                                    --------      ------   ------   ------    -------     ------    ------   -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations..............................     (2,022)      1,172     (944)   1,509     (3,755)    (1,571)      203     (72)
                                                    --------      ------   ------   ------    -------     ------    ------   -----

Equity transactions:
   Purchase payments received from
      contract owners (note 3)...................    535,134      66,012   44,640   87,130    110,330     70,788    33,958   4,754
   Transfers between funds.......................         --          --       --       --         --         --        --      --
   Redemptions (note 3)..........................    (50,376)         (3)      --       --         (7)        (7)       --      --
   Annuity benefits..............................     (1,914)        (22)    (358)    (379)      (703)       (30)     (195)     --
   Adjustments to maintain reserves..............     (4,680)       (801)     (59)     (90)      (874)      (804)      (42)    129
                                                    --------      ------   ------   ------    -------     ------    ------   -----
         Net equity transactions.................    478,164      65,186   44,223   86,661    108,746     69,947    33,721   4,883
                                                    --------      ------   ------   ------    -------     ------    ------   -----

Net change in contract owners' equity............    476,142      66,358   43,279   88,170    104,991     68,376    33,924   4,811
Contract owners' equity beginning
   of period.....................................         --          --       --       --         --         --        --      --
                                                    --------      ------   ------   ------    -------     ------    ------   -----
Contract owners' equity end of period............   $476,142      66,358   43,279   88,170    104,991     68,376    33,924   4,811
                                                    ========      ======   ======   ======    =======     ======    ======   =====

CHANGES IN UNITS:
   Beginning units...............................         --          --       --       --         --         --        --      --
                                                    --------      ------   ------   ------    -------     ------    ------   -----
   Units purchased...............................     52,628       6,618    4,376    8,768     10,563      6,927     3,349     494
   Units redeemed................................     (5,351)         (2)     (70)     (74)      (137)        (3)      (37)     --
                                                    --------      ------   ------   ------    -------     ------    ------   -----
   Ending units..................................     47,277       6,616    4,306    8,694     10,426      6,924     3,312     494
                                                    ========      ======   ======   ======    =======     ======    ======   =====

                                        6

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NATIONWIDE VARIABLE ACCOUNT-12
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
For the Period October 24, 2002 (commencement of operations) through December 31, 2002

                                                   WRLTBond   WRSmCap   WRValue
                                                   --------   -------   -------
Investment activity:
   Net investment income (loss).................   $    901       (3)       149
   Realized gain (loss) on investments..........        505        1         18
   Change in unrealized gain (loss)
      on investments............................       (452)     (22)       203
   Reinvested capital gains.....................         --       --         --
                                                   --------    -----     ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.............................        954      (24)       370
                                                   --------    -----     ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)..................     92,353    2,490     22,679
   Transfers between funds......................         --       --         --
   Redemptions (note 3).........................    (50,353)      --         (6)
   Annuity benefits.............................       (183)     (13)       (31)
   Adjustments to maintain reserves.............     (1,228)      (4)      (771)
                                                   --------    -----     ------
         Net equity transactions................     40,589    2,473     21,871
                                                   --------    -----     ------

Net change in contract owners' equity............    41,543    2,449     22,241
Contract owners' equity beginning
   of period....................................         --       --         --
                                                   --------    -----     ------
Contract owners' equity end of period............  $ 41,543    2,449     22,241
                                                   ========    =====     ======

CHANGES IN UNITS:
   Beginning units..............................         --       --         --
                                                   --------    -----     ------
   Units purchased..............................      9,119      237      2,177
   Units redeemed...............................     (5,024)      (1)        (3)
                                                   --------    -----     ------
   Ending units.................................      4,095      236      2,174
                                                   ========    =====     ======

See accompanying notes to financial statements.

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                                        7

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                         NATIONWIDE VARIABLE ACCOUNT-12

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 2002

(1) Summary of Significant Accounting Policies

     (a) Organization and Nature of Operations

          Nationwide Variable Account-12 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Individual Single Purchase Payment Immediate Variable Annuity Contracts through the Account. The contracts are distributed by the Company and marketed exclusively through Waddell & Reed.

     (b) The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. Contract owners in either the accumulation or payout phase may invest in any of the following:

               Portfolios of the Waddell & Reed Target Funds, Inc. (W & R Target Funds);
                  W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
                  W & R Target Funds - Balanced Portfolio (WRBal)
                  W & R Target Funds - Bond Portfolio (WRBnd)
                  W & R Target Funds - Core Equity Portfolio (WRCoreEq)
                  W & R Target Funds - Growth Portfolio (WRGrowth)
                  W & R Target Funds - High Income Portfolio (WRHiInc)
                  W & R Target Funds - International Portfolio (WRInt)
                  W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond)
                  W & R Target Funds - Money Market Portfolio (WRMMkt)*
                  W & R Target Funds - Science & Technology Portfolio
                                       (WRSciTech)*
                  W & R Target Funds - Small Cap Portfolio (WRSmCap)
                  W & R Target Funds - Value Portfolio (WRValue)

               *At December 31, 2002, contract owners are not invested in this fund.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2002. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      (f) Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 6 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2) Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 6% of the lesser of purchase payments or the amount surrendered. This charge declines to 0% after the purchase payment has been held in the contract for 96 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation equal to an annual rate of 1.50%.

(3) Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the period ended December 31, 2002, total transfers to the Account from the fixed account and total transfers from the Account to the fixed account were $0 and $375, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

                                        9

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                         NATIONWIDE VARIABLE ACCOUNT-12
                     NOTES TO FINANCIAL STATEMENTS, Continued

(4) Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate and total return for the period October 24, 2002 (commencement of operations) through December 31, 2002.

                                                       Contract                                      Investment
                                                       Expense              Unit       Contract        Income          Total
                                                        Rate*     Units  Fair Value  Owners' Equity    Ratio**       Return***
                                                       --------  ------  ----------  --------------  ----------   ---------------
     W & R Target Funds - Asset Strategy Portfolio
        2002.........................................    1.50%    6,616  $10.029880    $ 66,358         3.14%      0.29% 11/14/02

     W & R Target Funds - Balanced Portfolio
        2002.........................................    1.50%    4,306   10.050892      43,279         3.72%      0.51% 11/14/02

     W & R Target Funds - Bond Portfolio
        2002.........................................    1.50%    8,694   10.141493      88,170         8.21%      1.41% 11/14/02

     W & R Target Funds - Core Equity Portfolio
        2002.........................................    1.50%   10,426   10.070146     104,991         1.17%      0.70% 11/14/02

     W & R Target Funds - Growth Portfolio
        2002.........................................    1.50%    6,924    9.875232      68,376         0.03%     -1.25% 11/14/02

     W & R Target Funds - High Income Portfolio
        2002.........................................    1.50%    3,312   10.242822      33,924        15.99%      2.43% 11/14/02

     W & R Target Funds - International Portfolio
        2002.........................................    1.50%      494    9.739303       4,811         0.96%     -2.61% 11/14/02

     W & R Target Funds - Limited-Term Bond Portfolio
        2002.........................................    1.50%    4,095   10.144760      41,543         4.68%      1.45% 11/14/02

     W & R Target Funds - Small Cap Portfolio
        2002.........................................    1.50%      236   10.376106       2,449         0.00%      3.76% 11/14/02

     W & R Target Funds - Value Portfolio
        2002.........................................    1.50%    2,174   10.230348      22,241         1.57%      2.30% 11/14/02
                                                                                       --------

     2002 Contract owners' equity.................................................     $476,142
                                                                                       ========

  * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

 ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

================================================================================

                                       10

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================================================================================

                           Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of Nationwide Variable Account-12:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-12 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2002, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2003

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NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

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